NUW
Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments    July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.6%
	Alaska – 0.2%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
$115	4.625%, 6/01/23	8/19 at 100.00	A2	$115,044
385	5.000%, 6/01/46	8/19 at 100.00	B3	385,481
500	Total Alaska			500,525
	Arizona – 1.5%
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	4,027,287
	California – 13.9%
1,790	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37	10/26 at 100.00	BBB+	2,079,067
1,730	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	1,333,899
340	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	404,304
500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.690%, 3/01/40 – AGM Insured, 144A (IF) (4)	3/20 at 100.00	AA	551,240
540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	550,649
2,040	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Series 2019C, 5.000%, 5/15/30	5/29 at 100.00	AA-	2,691,086
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	685,107
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured (5)	8/29 at 100.00	AA	14,006,742
1,030	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/35	No Opt. Call	AA-	686,917
2,470	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	2,930,853
12,955	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	7,959,293
5,185	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44	8/25 at 36.88	AA	1,618,239
700	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aa3	651,581
39,930	Total California			36,148,977

NUW	Nuveen AMT-Free Municipal Value Fund (continued)
Portfolio of Investments July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 5.6%
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
$1,000	5.000%, 12/01/30	12/26 at 100.00	Baa2	$1,168,660
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,739,895
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	3,732,208
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,396,712
4,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (6)	4,069,600
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	1,489,950
16,990	Total Colorado			14,597,025
	Florida – 7.3%
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA-	607,355
1,605	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	1,787,697
535	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	603,191
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A, 5.500%, 10/01/41 (Pre-refunded 10/01/19) (UB) (4)	10/19 at 100.00	A2 (6)	9,568,400
3,350	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/32	10/25 at 100.00	AA-	3,962,681
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	601,127
375	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	318,784
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.450%, 5/01/23 (7)	9/19 at 100.00	N/R	5
1,315	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	9/19 at 100.00	N/R	1,104,745
805	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	9/19 at 100.00	N/R	556,496
880	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	9/19 at 100.00	N/R	9
19,900	Total Florida			19,110,490
	Georgia – 4.3%
2,470	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/15/32 (Mandatory Put 5/25/23)	No Opt. Call	A-	2,511,051
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	1,058,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$2,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	$2,443,380
1,470	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	1,714,535
2,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 5.000%, 1/01/35	1/25 at 100.00	A2	2,261,460
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA+	1,185,160
9,940	Total Georgia			11,174,336
	Illinois – 8.8%
2,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	2,351,080
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
470	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB+	300,297
3,000	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB+	1,602,090
2,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%, 11/15/38	11/27 at 100.00	AA	2,345,220
1,800	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A, 5.000%, 12/01/43	12/29 at 100.00	AA+	2,169,432
3,500	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2017, 5.000%, 7/01/37	1/27 at 100.00	AAA	4,179,980
1,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	1,704,945
525	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB	595,061
11,420	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB	6,016,399
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	701,819
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
300	0.000%, 11/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (6)	281,433
745	0.000%, 11/01/23 – FGIC Insured	No Opt. Call	A+	684,119
27,875	Total Illinois			22,931,875
	Indiana – 0.5%
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,379,040
	Iowa – 1.2%
3,075	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	9/19 at 100.00	B+	3,075,154
	Kentucky – 3.3%
1,150	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016, 5.000%, 1/01/29	1/26 at 100.00	A1	1,384,140
2,500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/47 – AGM Insured	12/22 at 100.00	AA	2,723,650

NUW	Nuveen AMT-Free Municipal Value Fund (continued)
Portfolio of Investments July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$3,750	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	$4,086,525
325	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	326,930
7,725	Total Kentucky			8,521,245
	Maryland – 3.7%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 9/01/32	9/27 at 100.00	BBB-	1,170,430
2,250	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,613,037
5,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	5,838,050
8,250	Total Maryland			9,621,517
	Michigan – 1.7%
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/47	12/22 at 100.00	AA-	3,287,610
1,000	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,199,970
4,000	Total Michigan			4,487,580
	Minnesota – 1.0%
1,145	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	1,345,764
1,000	University of Minnesota, General Obligation Bonds, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	Aa1	1,225,490
2,145	Total Minnesota			2,571,254
	Montana – 0.5%
	Missoula City, Montana, Water System Revenue Bonds, Series 2019A:
685	5.000%, 7/01/25	No Opt. Call	A+	827,720
300	5.000%, 7/01/26	No Opt. Call	A+	370,341
985	Total Montana			1,198,061
	Nebraska – 0.2%
500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	542,715
	Nevada – 6.4%
3,000	Clark County, Nevada, General Obligation Bonds, Limited Tax, Additionally Secured by Pledged Revenues, Transportation Improvement Series 2018B, 5.000%, 12/01/33	12/28 at 100.00	AA+	3,773,730
4,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	4,858,840
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2019B:
3,015	5.000%, 7/01/36	7/29 at 100.00	Aa3	3,708,933
1,665	5.000%, 7/01/37	7/29 at 100.00	Aa3	2,041,473

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/39	12/24 at 100.00	AA+	$2,303,640
13,680	Total Nevada			16,686,616
	New Jersey – 2.9%
935	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – NPFG Insured	No Opt. Call	A-	1,156,820
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/22	3/21 at 100.00	A-	1,055,260
1,250	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.500%, 12/15/19 – AMBAC Insured	No Opt. Call	A-	1,268,413
5,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31	No Opt. Call	A-	3,457,324
255	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/41	6/25 at 100.00	A-	284,702
355	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	384,646
8,815	Total New Jersey			7,607,165
	New York – 4.1%
3,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,172,430
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	1,797,840
2,050	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/39	9/28 at 100.00	A-	2,504,423
1,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A+	1,641,930
430	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	454,218
8,480	Total New York			10,570,841
	North Carolina – 2.2%
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	1,190,460
2,360	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Inc, Series 2010A, 4.750%, 11/01/43	11/20 at 100.00	AA-	2,441,797
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,095	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,314,526
700	5.000%, 1/01/32	1/27 at 100.00	BBB	825,524
5,155	Total North Carolina			5,772,307

NUW	Nuveen AMT-Free Municipal Value Fund (continued)
Portfolio of Investments July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 3.6%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$2,115	5.875%, 6/01/30	8/19 at 100.00	B-	$2,088,584
5,910	6.500%, 6/01/47	8/19 at 100.00	B-	5,957,871
1,305	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,411,057
9,330	Total Ohio			9,457,512
	Oklahoma – 0.1%
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	Baa3	302,445
	Pennsylvania – 0.1%
285	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	323,620
	Puerto Rico – 1.8%
4,615	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	4,629,307
	South Carolina – 1.7%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/29 – AGC Insured	No Opt. Call	AA	4,385,447
	Tennessee – 2.2%
605	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	724,506
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	4,896,760
4,605	Total Tennessee			5,621,266
	Texas – 11.9%
1,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series 2018A, 5.000%, 8/01/42	8/27 at 100.00	AA	1,194,450
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2017, 5.000%, 11/15/35	11/26 at 100.00	AA	2,407,640
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.500%, 4/01/53	10/23 at 100.00	A+	2,083,425
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,000	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	2,084,400
7,935	0.000%, 9/01/33 – AMBAC Insured	No Opt. Call	A	5,255,589
2,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2019, 5.000%, 5/15/23	No Opt. Call	A+	2,278,340
915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/45	1/25 at 100.00	A+	1,035,478

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	$292,592
1,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	12/22 at 100.00	A3	1,635,345
7,635	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41	10/26 at 100.00	AAA	8,362,463
2,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42 (UB) (4)	10/27 at 100.00	AAA	2,753,775
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010:
2,000	0.000%, 8/15/33	8/20 at 50.47	AAA	992,720
1,945	0.000%, 8/15/38	8/20 at 37.79	AAA	722,159
34,535	Total Texas			31,098,376
	Utah – 0.6%
1,405	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	A+	1,671,318
	Virginia – 1.4%
1,160	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51	7/26 at 100.00	BBB	1,319,535
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)	7/28 at 100.00	BBB	1,357,412
1,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	1,068,530
3,560	Total Virginia			3,745,477
	Washington – 3.2%
3,330	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	2,720,610
690	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/30	8/27 at 100.00	BBB	812,309
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
2,000	5.000%, 7/01/43	7/28 at 100.00	AA-	2,380,980
2,015	5.000%, 7/01/48	7/28 at 100.00	A1	2,370,164
8,035	Total Washington			8,284,063
	West Virginia – 2.3%
235	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	BBB+	279,074
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	Baa1	2,397,120

NUW	Nuveen AMT-Free Municipal Value Fund (continued)
Portfolio of Investments July 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	$1,683,945
1,430	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	1,730,472
5,165	Total West Virginia			6,090,611
	Wisconsin – 0.4%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/27	2/22 at 100.00	A-	1,078,040
$260,715	Total Long-Term Investments (cost $227,106,763)			257,211,492

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.8%
	MUNICIPAL BONDS – 1.8%
	Texas – 1.8%
$4,585	North Texas Tollway Authority, System Revenue Bonds, Variable Rate Demand Obligation, Series 2016, 1.520%, 3/01/21, 144A (8)	No Opt. Call	AA+	$4,585,000
$4,585	Total Short-Term Investments (cost $4,585,000)			4,585,000
	Total Investments (cost $231,691,763) – 100.4%			261,796,492
	Floating Rate Obligations – (3.5)%			(9,125,000)
	Other Assets Less Liabilities – 3.1% (9)			8,092,982
	Net Assets Applicable to Common Shares – 100%			$260,764,474
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(201)	9/19	$(25,367,310)	$(25,611,797)	$(244,487)	$(15,703)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$257,211,492	$ —	$257,211,492
Short-Term Investments:
Municipal Bonds	—	4,585,000	—	4,585,000
Investments in Derivatives:
Futures Contracts**	(244,487)	—	—	(244,487)
Total	$(244,487)	$261,796,492	$ —	$261,552,005

NUW	Nuveen AMT-Free Municipal Value Fund (continued)
Portfolio of Investments July 31, 2019
(Unaudited)
**	Represents net unrealized appreciation (depreciation).
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.